Net (loss) / income per share attributable to the Company (Tables)	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	For the three months ended March 31, 2025 we excluded all potentially dilutive restricted stock units, stock options and warrants in calculating diluted net loss per share as the effect was antidilutive (See Note 11 and 13). For the three months ended March 31, 2024 we excluded all potentially dilutive stock options and warrants in calculating diluted net income per share as the effect was antidilutive.

	For the three months ended March 31,
	2025	2024
Numerator
Net (loss) / income - basic	$(19,472)	$3,056
Net (loss) / income - diluted	$(19,472)	$3,056

Denominator
Weighted average shares – basic	59,834,256	61,629,490
Weighted average shares – diluted (1)	59,834,256	61,958,211

Net (loss) / income per share
Basic	$(0.33)	$0.05
Diluted	$(0.33)	$0.05

(1)
The denominator used in the calculation of diluted net income per share for the three months ended March 31 2024, includes an additional 328,721 shares representing the dilutive effect of restricted stock units.